Finance Expenses - Schedule of Finance Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Finance Expenses
Interest expense - Debentures	$ 648	$ 4
Interest expense - other	30	237
Rehabilitation provision - accretion	18	13
Post-retirement benefits - accretion	8
Unrealized loss on currency hedges	21	1,837
Finance expenses	$ 725	$ 2,091